SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Predecessor Narrative (Details) - Incentive Units $ in Millions		10 Months Ended
	Nov. 09, 2021 USD ($) shares	Nov. 08, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent vested	100.00%
Rate of return factor	3.0
Incentive units outstanding (in shares) | shares	103,820
Incentive units vested | $	$ 2.7
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent vested		50.00%
Rate of return factor		2.0
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent vested		25.00%
Rate of return factor		2.5
Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent vested		25.00%
Rate of return factor		3.0